CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 6,613,696	$ 4,639,495
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	2,182,630	1,915,398
FHLB Stock dividends	(6,000)	(4,100)
Provision for loan losses	1,418,260	1,075,983
Deferred income taxes	331,399	1,707,403
Restricted stock expense	617,779	391,777
Increase in cash value of life insurance	(369,804)	(152,294)
Amortization and accretion, net	900,913	(107,170)
Gain on sale of land	(110,734)	0
Writedown of bank property	0	193,073
Gain on sale of securities	(237,174)	0
Loss on sale/writedown of other real estate	395,379	350,023
Changes in:
Loans held for sale	1,659,996	2,671,885
Interest receivable	(152,307)	(54,600)
Other assets	2,643,956	4,412,575
Interest payable	(109,218)	(153,065)
Other liabilities	(8,721,513)	1,108,980
Net cash provided by operating activities	7,057,258	17,995,363
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of available-for-sale securities	(38,459,683)	(83,415,975)
Purchases of other securities	(3,296,800)	(2,780,100)
Proceeds from maturities and calls of available-for-sale securities	42,723,486	52,237,989
Proceeds from maturities and calls of held-to-maturity securities	246,980	0
Proceeds from sales of securities available-for-sale	10,909,239	0
Proceeds from redemption of other securities	2,514,485	788,200
Increase in loans	(89,190,269)	(50,100,144)
Net additions to premises and equipment	(988,736)	(746,724)
Purchase of bank owned life insurance	(7,500,000)	0
Proceeds from sale of land	76,375	0
Cash received in excess of cash paid for acquisition	4,272,735	43,150,000
Net cash used in investing activities	(78,692,188)	(40,866,754)
CASH FLOWS FROM FINANCING ACTIVITIES
Increase (decrease) in deposits	53,845,509	(1,971,438)
Proceeds from borrowed funds	180,000,000	47,000,000
Repayment of borrowed funds	(155,653,580)	(31,770,773)
Dividends paid on common stock	(763,143)	(600,452)
Dividends paid on preferred stock	(342,460)	(342,460)
Repurchase of restricted stock for payment of taxes	(85,532)	(26,749)
Issuance of 1,951,220 common shares, net	0	18,958,464
Net cash provided by financing activities	77,000,794	31,246,592
Net increase in cash and cash equivalents	5,365,864	8,375,201
Cash and cash equivalents at beginning of year	39,251,925	30,876,724
Cash and cash equivalents at end of year	44,617,789	39,251,925
Supplemental disclosures:
Interest	3,056,939	2,729,323
Income taxes	275,075	980,490
Transfers of loans to other real estate	2,208,010	2,136,687
Issuance of restricted stock grants	67,627	39,913
Loans originated to facilitate the sale of land	$ 402,982	$ 0